DEBT AND LINES OF CREDIT (Tables)	12 Months Ended
Jan. 02, 2016
DEBT AND LINES OF CREDIT
Schedule of long-term debt

In thousands	January 2, 2016	January 3, 2015
Term Loan credit facility, due April 2021(a)	$393,431	$396,158
ABL Facility	—	6,000
Capital lease obligations	8,126	8,585

Total debt	401,557	410,743
Less: Short-term borrowings(b)	4,514	10,459

Long-term debt	$397,043	$400,284

(a)	The balance as of January 2, 2016 and January 3, 2015 included an unamortized debt discount of $1.6 million and $1.8 million, respectively.
(b)

At January 2, 2016, the balance consisted of $4.0 million of Term Loan amortization payments and obligations under capital leases. At January 3, 2015, the balance consisted of $4.0 million of Term Loan amortization payments, outstanding borrowings under the Company's amended and restated revolving credit facility (as amended to date, the "ABL Facility") and obligations under capital leases.

Schedule of availability under the Company's ABL Facility

In thousands	Total Facility(a)	Borrowing Base(a)	Outstanding Borrowings	Letters of Credit Issued	Available Capacity	Excess Capacity(b)
ABL Facility(a)	$200,000	$290,969	$—	$10,512	$189,488	$169,488

(a)	Availability under the ABL Facility is the lesser of $200.0 million or a borrowing base that is computed monthly and comprised of the Company's eligible cash, accounts receivable and inventory.
(b)	Excess capacity represents available capacity reduced by the minimum required aggregate borrowing availability under the ABL Facility of $20.0 million.